Investments in Affiliates - Financial information of affiliate companies, Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement
Revenue	$ 713,175	$ 226,771	$ 219,379
Net loss	$ (511,273)	$ 68,541	62,134
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] | Navios Europe I [Member]
Income Statement
Revenue			36,822
Net loss			(18,575)
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] | Navios Europe II [Member]
Income Statement
Revenue			46,718
Net loss			$ (30,203)